Goodwill and Intangible Assets (Estimated Aggregate Amortization Expense in Respect of Intangible Assets) (Detail) ¥ in Millions	Mar. 31, 2026 JPY (¥)
Finite-Lived Intangible Assets [Line Items]
2027	¥ 7,770
2028	4,799
2029	4,372
2030	3,971
2031	¥ 3,306